Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
POLICIES AND PRACTICES RELATED TO THE GRANT OF CERTAIN EQUITY AWARDS
Solstice does not schedule the grant of stock options or other equity awards in anticipation of the disclosure of material nonpublic information, and Solstice does not schedule the disclosure of material nonpublic information based on the timing of grants of stock options or other equity awards. Solstice has not adopted a formal policy that would require Solstice to grant, or to avoid granting, equity awards at certain times. In practice, however, as part of Solstice’s regular annual long-term incentive (LTI) grant process, the Solstice Compensation Committee generally expects to grant equity awards to its executives at the Compensation Committee meeting in or around February of each year. The full Solstice Board of Directors is responsible for determining Chairman and CEO compensation, which includes the granting their equity awards. Similarly, annual grants of equity awards to Solstice’s non-employee directors will generally be made by Solstice’s board of directors each year at its meeting on the date of the annual meeting of shareowners. The dates for the Solstice Compensation Committee and Solstice Board of Directors meetings generally are set well in advance and on a fairly consistent cadence from year to year. However, the Solstice Compensation Committee and the Solstice Board of Directors are also authorized to grant equity awards at other times during the year, such as in connection with new hires and promotions.

Award Timing Method	In practice, however, as part of Solstice’s regular annual long-term incentive (LTI) grant process, the Solstice Compensation Committee generally expects to grant equity awards to its executives at the Compensation Committee meeting in or around February of each year. The full Solstice Board of Directors is responsible for determining Chairman and CEO compensation, which includes the granting their equity awards. Similarly, annual grants of equity awards to Solstice’s non-employee directors will generally be made by Solstice’s board of directors each year at its meeting on the date of the annual meeting of shareowners. The dates for the Solstice Compensation Committee and Solstice Board of Directors meetings generally are set well in advance and on a fairly consistent cadence from year to year. However, the Solstice Compensation Committee and the Solstice Board of Directors are also authorized to grant equity awards at other times during the year, such as in connection with new hires and promotions.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	Solstice does not schedule the grant of stock options or other equity awards in anticipation of the disclosure of material nonpublic information, and Solstice does not schedule the disclosure of material nonpublic information based on the timing of grants of stock options or other equity awards. Solstice has not adopted a formal policy that would require Solstice to grant, or to avoid granting, equity awards at certain times.
MNPI Disclosure Timed for Compensation Value	false